UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06071

Deutsche DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2022
Semiannual Report
to Shareholders
DWS Equity 500 Index Fund

Contents

DWS Equity 500 Index Fund
4	Letter to Shareholders
5	Performance Summary
6	Portfolio Manager
7	Portfolio Summary
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights
16	Notes to Financial Statements
22	Information About Your Fund’s Expenses
Deutsche DWS Equity 500 Index Portfolio
25	Investment Portfolio
43	Statement of Assets and Liabilities
44	Statement of Operations
45	Statements of Changes in Net Assets
46	Financial Highlights
47	Notes to Financial Statements
54	Liquidity Risk Management
55	Advisory Agreement Board Considerations and Fee Evaluation
60	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Equity 500 Index Fund

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI” ), and has been licensed for use by DWS Investment Management Americas, Inc. (“DIMA” ). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P” ); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones” ); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DIMA. The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

DWS Equity 500 Index Fund	|	3

Letter to Shareholders
Dear Shareholder:
Financial markets experienced several negative impacts which began in late February with the Russia-Ukraine war and continued through the second quarter due to volatility in energy, rise in inflation, pressure on supply chains, and slower corporate earnings growth. Global monetary authorities have moved aggressively to tame inflation which in turn has created a swift decline in equity and fixed income markets. While our investors do believe markets will stabilize in the near term, the longer-term effects of these headwinds remain uncertain. De-globalization and a desire for energy independence across Europe and North America may continue to push prices upwards, and we expect inflation will remain higher than average over the next decade.
In periods such as this, real capital preservation becomes more challenging. Our investors continue to assess risks and form opinions on how these headwinds may impact investment portfolios over multiple time horizons. Yields for bonds can be impacted by economic risks, rising inflation, and slowing monetary support. We expect a moderate rise in government bond yields while short term spread widening may offer potential over the next year. For equities, we expect continued volatility in the short-term, however we do have a favorable view on companies with solid balance sheets and business models over a twelve-month horizon. We believe alternatives such as real estate, infrastructure and commodities may help in preserving capital given pricing power and correlation to inflation.
In our view, the current environment underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

4	|	DWS Equity 500 Index Fund

Performance SummaryJune 30, 2022 (Unaudited)

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 6/30/22
No Sales Charges	–20.04%	–10.81%	11.14%	11.21%
S&P 500® Index†	–19.96%	–10.62%	11.31%	11.33%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/22
No Sales Charges	–20.06%	–10.85%	11.08%	12.65%
S&P 500® Index†	–19.96%	–10.62%	11.31%	12.96%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/22
No Sales Charges	–20.04%	–10.81%	11.13%	12.70%
S&P 500® Index†	–19.96%	–10.62%	11.31%	12.96%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2022 are 0.22%, 0.35% and 0.28% for Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS Equity 500 Index Fund	|	5

Growth of an Assumed $10,000 Investment

Yearly periods ended June 30

The growth of $1,000,000 is cumulative.
The minimum initial investment for the Institutional Class is $1,000,000.
Performance of other share classes will vary based on the fee structure of those classes.
*	Class R6 shares commenced operations on March 31, 2017.
†
The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

‡	Total returns shown for periods less than one year are not annualized.

	Class R6	Class S	Institutional Class
Net Asset Value
6/30/22	$168.31	$164.19	$168.35
12/31/21	$213.73	$208.54	$213.77
Distribution Information as of 6/30/22
Income Dividends, Six Months	$1.24	$1.17	$1.24
Capital Gain Distributions	$1.44	$1.44	$1.44
Portfolio Manager
Brent Reeder. Senior Vice President of Northern Trust Investments, Inc.
Portfolio Manager of the Fund. Began managing the Fund in 2007.
—Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

6	|	DWS Equity 500 Index Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/22	12/31/21
Common Stocks	99%	99%
Cash Equivalents	1%	1%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/22	12/31/21
Information Technology	27%	29%
Health Care	15%	13%
Financials	11%	11%
Consumer Discretionary	10%	12%
Communication Services	9%	10%
Industrials	8%	8%
Consumer Staples	7%	6%
Energy	4%	3%
Utilities	3%	2%
Real Estate	3%	3%
Materials	3%	3%
	100%	100%

DWS Equity 500 Index Fund	|	7

Ten Largest Equity Holdings at June 30, 2022 (27.7% of Net Assets)
1Apple, Inc.	6.5%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
2Microsoft Corp.	5.9%
Develops, manufactures, licenses, sells and supports software products
3Alphabet, Inc.	3.9%
Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications
4Amazon.com, Inc.	2.9%
Online retailer offering a wide range of products
5Tesla, Inc.	1.8%
Designs,manufactures and sells high-perfomance electric vehicles and electric vehicle powertrain components
6Berkshire Hathaway, Inc.	1.5%
Holding company of insurance business and a variety of other businesses
7UnitedHealth Group, Inc.	1.5%
Operator of organized health systems
8Johnson & Johnson	1.4%
Provider of health care products
9NVIDIA Corp.	1.2%
Designs, develops and markets three dimensional (3D) graphic processors
10Meta Platforms, Inc.	1.1%
Operator of social networking Web site
Portfolio holdings and characteristics are subject to change.
DWS Equity 500 Index Fund (the “Fund” ) is a feeder fund that invests substantially all of its assets in a “master portfolio,”  the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation, Sector Diversification and Ten Largest Equity Holdings at June 30, 2022 are based on the holdings of Deutsche DWS Equity 500 Index Portfolio.
For more complete details about the Portfolio’s investment portfolio, see page 25. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 60 for contact information.

8	|	DWS Equity 500 Index Fund

Statement of Assets and Liabilities
as of June 30, 2022 (Unaudited)

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$ 469,619,874
Receivable for Fund shares sold	298,515
Other assets	31,774
Total assets	469,950,163
Liabilities
Payable for Fund shares redeemed	61,092
Accrued Trustees' fees	520
Other accrued expenses and payables	175,918
Total liabilities	237,530
Net assets, at value	$469,712,633
Net Assets Consist of
Distributable earnings (loss)	461,003,956
Paid-in capital	8,708,677
Net assets, at value	$469,712,633
Net Asset Value
Class R6
Net Asset Value, offering and redemption price per share ($7,709,500 ÷ 45,804 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 168.31
Class S
Net Asset Value, offering and redemption price per share ($237,210,209 ÷ 1,444,717 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 164.19
Institutional Class
Net Asset Value, offering and redemption price per share ($224,792,924 ÷ 1,335,309 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 168.35
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	9

Statement of Operations
for the six months ended June 30, 2022 (Unaudited)

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:
Dividends (net of foreign taxes withheld of $20,329)	$ 4,302,652
Interest	1,033
Income distributions — DWS Central Cash Management Government Fund	9,523
Securities lending income, net of borrower rebates	1,714
Expenses	(277,095)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	4,037,827
Expenses:
Administration fee	274,317
Services to shareholders	304,239
Professional fees	27,117
Reports to shareholders	17,193
Registration fees	28,456
Trustees' fees and expenses	1,387
Other	3,865
Total expenses before expense reductions	656,574
Expense reductions	(296,784)
Total expenses after expense reductions	359,790
Net investment income	3,678,037
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	21,575,530
Futures	(1,412,082)
20,163,448
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	(149,945,056)
Futures	(183,046)
(150,128,102)
Net gain (loss)	(129,964,654)
Net increase (decrease) in net assets resulting from operations	$ (126,286,617)
The accompanying notes are an integral part of the financial statements.

10	|	DWS Equity 500 Index Fund

Statements of Changes in Net Assets
	Six Months Ended June 30, 2022	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 3,678,037	$ 7,462,558
Net realized gain (loss)	20,163,448	47,226,089
Change in net unrealized appreciation (depreciation)	(150,128,102)	103,231,865
Net increase (decrease) in net assets resulting from operations	(126,286,617)	157,920,512
Distributions to shareholders:
Class R6	(120,704)	(1,128,607)
Class S	(3,777,140)	(46,594,720)
Institutional Class	(3,634,865)	(43,180,991)
Total distributions	(7,532,709)	(90,904,318)
Fund share transactions:
Proceeds from shares sold	43,448,646	81,607,967
Reinvestment of distributions	7,186,678	86,674,563
Payments for shares redeemed	(109,927,080)	(183,542,392)
Net increase (decrease) in net assets from Fund share transactions	(59,291,756)	(15,259,862)
Increase (decrease) in net assets	(193,111,082)	51,756,332
Net assets at beginning of period	662,823,715	611,067,383
Net assets at end of period	$469,712,633	$662,823,715

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	11

Financial Highlights
DWS Equity 500 Index Fund — Class R6
	Six Months Ended 6/30/22	Years Ended December 31,				Period Ended
	(Unaudited)	2021	2020	2019	2018	12/31/17[a]
Selected Per Share Data
Net asset value, beginning of period	$213.73	$192.26	$198.17	$172.91	$220.83	$221.70
Income (loss) from investment operations:
Net investment income[b]	1.28	2.61	3.17	3.55	4.09	3.10
Net realized and unrealized gain (loss)	(44.02)	51.07	29.98	49.27	(12.67)[c]	28.65
Total from investment operations	(42.74)	53.68	33.15	52.82	(8.58)	31.75
Less distributions from:
Net investment income	(1.24)	(2.90)	(3.20)	(3.44)	(3.78)	(3.08)
Net realized gains	(1.44)	(29.31)	(35.86)	(24.12)	(35.56)	(29.54)
Total distributions	(2.68)	(32.21)	(39.06)	(27.56)	(39.34)	(32.62)
Net asset value, end of period	$168.31	$213.73	$192.26	$198.17	$172.91	$220.83
Total Return (%)	(20.04)d*	28.44[d]	18.05[d]	31.21[d]	(4.23)[c]	14.62d*
The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity 500 Index Fund

DWS Equity 500 Index Fund — Class R6
	Six Months Ended 6/30/22	Years Ended December 31,				Period Ended
	(Unaudited)	2021	2020	2019	2018	12/31/17[a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	8	7	5	4.01
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.23**	.22	.23	.24	.23	.43**
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.20**	.20	.20	.23	.23	.24**
Ratio of net investment income (%)	1.34**	1.21	1.64	1.80	1.82	1.80**
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1*	2	4	3	3	6[e]

[a]	For the period from March 31, 2017 (commencement of operations) to December 31, 2017.
[b]	Based on average shares outstanding during the period.
[c]
Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been
.30% lower.

[d]	Total return would have been lower had certain expenses not been reduced.
[e]	Represents the Deutsche DWS Equity 500 Index Portfolio’s turnover rate for the year ended December 31, 2017.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	13

DWS Equity 500 Index Fund — Class S
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$208.54	$188.17	$194.65	$170.17	$217.91	$207.59
Income (loss) from investment operations:
Net investment income[a]	1.19	2.44	3.03	3.40	3.80	3.90
Net realized and unrealized gain (loss)	(42.93)	49.97	29.40	48.47	(12.38)[b]	39.77
Total from investment operations	(41.74)	52.41	32.43	51.87	(8.58)	43.67
Less distributions from:
Net investment income	(1.17)	(2.73)	(3.05)	(3.27)	(3.60)	(3.81)
Net realized gains	(1.44)	(29.31)	(35.86)	(24.12)	(35.56)	(29.54)
Total distributions	(2.61)	(32.04)	(38.91)	(27.39)	(39.16)	(33.35)
Net asset value, end of period	$164.19	$208.54	$188.17	$194.65	$170.17	$217.91
Total Return (%)[c]	(20.06)*	28.37	17.99	31.14	(4.27)[b]	21.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	237	337	325	331	329	409
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.37**	.35	.36	.39	.34	.37
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.25**	.25	.25	.28	.29	.29
Ratio of net investment income (%)	1.28**	1.16	1.61	1.75	1.71	1.75
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1*	2	4	3	3	6

[a]	Based on average shares outstanding during the period.
[b]
Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been
.30% lower.

[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS Equity 500 Index Fund

DWS Equity 500 Index Fund — Institutional Class
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$213.77	$192.30	$198.20	$172.92	$220.85	$210.06
Income (loss) from investment operations:
Net investment income[a]	1.27	2.60	3.19	3.56	3.94	4.06
Net realized and unrealized gain (loss)	(44.01)	51.08	29.97	49.27	(12.55)[b]	40.24
Total from investment operations	(42.74)	53.68	33.16	52.83	(8.61)	44.30
Less distributions from:
Net investment income	(1.24)	(2.90)	(3.20)	(3.43)	(3.76)	(3.97)
Net realized gains	(1.44)	(29.31)	(35.86)	(24.12)	(35.56)	(29.54)
Total distributions	(2.68)	(32.21)	(39.06)	(27.55)	(39.32)	(33.51)
Net asset value, end of period	$168.35	$213.77	$192.30	$198.20	$172.92	$220.85
Total Return (%)[c]	(20.04)*	28.43	18.05	31.21	(4.23)[b]	21.48
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	225	318	279	291	217	335
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.30**	.28	.29	.27	.33	.30
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.20**	.20	.20	.23	.24	.24
Ratio of net investment income (%)	1.32**	1.21	1.66	1.80	1.75	1.80
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1*	2	4	3	3	6

[a]	Based on average shares outstanding during the period.
[b]
Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been
.30% lower.

[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	15

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Equity 500 Index Fund (the “Fund” ) is a diversified series of Deutsche DWS Institutional Funds (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2022, the Fund owned approximately 31% of the Portfolio.
The Fund offers three classes of shares: Class R6, Class S and Institutional Class. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an

16	|	DWS Equity 500 Index Fund

investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.
The Fund has reviewed the tax positions for the open tax years as of June 30, 2022, and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a gain (loss). As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies.  In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification

DWS Equity 500 Index Fund	|	17

clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.
Related Parties
Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.05% of the Fund’s average daily net assets, accrued daily and payable monthly.
For the period from January 1, 2022 through April 30, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class R6	.20%
Class S	.25%
Institutional Class	.20%

18	|	DWS Equity 500 Index Fund

For the six months ended June 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
Class R6	$ 1,089
Class S	164,767
Institutional Class	130,928
$ 296,784
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2022, the Administration Fee was $274,317, of which $38,791 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2022
Class R6	$ 78	$ 27
Class S	12,068	3,771
Institutional Class	686	248
	$ 12,832	$ 4,046
In addition, for the six months ended June 30, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:

Sub-Recordkeeping	Total Aggregated
Class S	$ 189,274
Institutional Class	97,305
$ 286,579
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the

DWS Equity 500 Index Fund	|	19

six months ended June 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $925, of which $170 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
Class R6	7,210	$ 1,391,557	5,499	$ 1,186,689
Class S	72,789	13,829,629	99,731	20,934,151
Institutional Class	145,697	28,227,460	276,258	59,487,127
		$ 43,448,646		$ 81,607,967
Shares issued to shareholders in reinvestment of distributions
Class R6	617	$ 108,205	5,135	$ 1,085,883
Class S	21,711	3,718,981	222,724	45,969,211
Institutional Class	19,081	3,359,492	187,334	39,619,469
		$ 7,186,678		$ 86,674,563
Shares redeemed
Class R6	(1,282)	$ (240,155)	(8,732)	$ (1,957,254)
Class S	(264,032)	(50,303,606)	(435,943)	(88,900,632)
Institutional Class	(316,130)	(59,383,319)	(426,632)	(92,684,506)
		$ (109,927,080)		$ (183,542,392)
Net increase (decrease)
Class R6	6,545	$ 1,259,607	1,902	$ 315,318
Class S	(169,532)	(32,754,996)	(113,488)	(21,997,270)
Institutional Class	(151,352)	(27,796,367)	36,960	6,422,090
		$ (59,291,756)		$ (15,259,862)
D.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government

20	|	DWS Equity 500 Index Fund

activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Funds' accounting and financial reporting.

DWS Equity 500 Index Fund	|	21

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2022 to June 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

22	|	DWS Equity 500 Index Fund

Expenses and Value of a $1,000 Investment
for the six months ended June 30, 2022 (Unaudited)

Actual Fund Return*	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/22	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/22	$799.60	$799.40	$799.60
Expenses Paid per $1,000**	$.89	$1.12	$.89
Hypothetical 5% Fund Return	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/22	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/22	$1,023.80	$1,023.55	$1,023.80
Expenses Paid per $1,000**	$1.00	$1.25	$1.00

*	Expenses include amounts allocated proportionally from the master portfolio.
**
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class R6	Class S	Institutional Class
DWS Equity 500 Index Fund	.20%	.25%	.20%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Equity 500 Index Fund	|	23

(The following financial statements of the Deutsche DWS Equity 500 Index Portfolio should be read in conjunction with the Fund’s financial statements.)

24	|	Deutsche DWS Equity 500 Index Portfolio

Investment Portfolioas of June 30, 2022 (Unaudited)

	Shares	Value ($)
Common Stocks 98.5%
Communication Services 8.7%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	333,969	6,999,990
Lumen Technologies, Inc.	43,811	477,978
Verizon Communications, Inc.	196,136	9,953,902
		17,431,870
Entertainment 1.2%
Activision Blizzard, Inc.	36,609	2,850,377
Electronic Arts, Inc.	13,132	1,597,508
Live Nation Entertainment, Inc.*	6,494	536,274
Netflix, Inc.*	20,701	3,619,984
Take-Two Interactive Software, Inc.*	7,282	892,263
Walt Disney Co.*	84,959	8,020,130
Warner Bros Discovery, Inc.* (a)	103,307	1,386,380
		18,902,916
Interactive Media & Services 5.2%
Alphabet, Inc. “A” *	14,040	30,596,811
Alphabet, Inc. “C” *	12,876	28,165,606
Match Group, Inc.*	13,396	933,567
Meta Platforms, Inc. “A” *	107,079	17,266,489
Twitter, Inc.*	35,629	1,332,168
		78,294,641
Media 0.9%
Charter Communications, Inc. “A” *	5,413	2,536,153
Comcast Corp. “A”	208,408	8,177,930
DISH Network Corp. “A” *	11,890	213,188
Fox Corp. “A”	14,885	478,701
Fox Corp. “B”	7,191	213,573
Interpublic Group of Companies, Inc.	17,958	494,384
News Corp. “A”	18,786	292,686
News Corp. “B”	5,883	93,481
Omnicom Group, Inc.	9,652	613,964
Paramount Global “B” (a)	27,983	690,620
		13,804,680
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	27,565	3,708,595
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	25

	Shares	Value ($)
Consumer Discretionary 10.4%
Auto Components 0.1%
Aptiv PLC*	12,634	1,125,310
BorgWarner, Inc.	10,912	364,134
		1,489,444
Automobiles 2.0%
Ford Motor Co.	185,119	2,060,374
General Motors Co.*	68,484	2,175,052
Tesla, Inc.*	39,175	26,381,229
		30,616,655
Distributors 0.1%
Genuine Parts Co.	6,560	872,480
LKQ Corp.	12,003	589,227
Pool Corp.	1,842	646,966
		2,108,673
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.*	1,897	3,317,834
Caesars Entertainment, Inc.*	10,293	394,222
Carnival Corp.*	38,935	336,788
Chipotle Mexican Grill, Inc.*	1,308	1,709,896
Darden Restaurants, Inc.	5,821	658,472
Domino’s Pizza, Inc.	1,661	647,308
Expedia Group, Inc.*	7,161	679,078
Hilton Worldwide Holdings, Inc.	13,029	1,451,952
Las Vegas Sands Corp.*	16,429	551,850
Marriott International, Inc. “A”	12,807	1,741,880
McDonald’s Corp.	34,530	8,524,766
MGM Resorts International	16,014	463,605
Norwegian Cruise Line Holdings Ltd.* (a)	19,574	217,663
Penn National Gaming, Inc.*	7,817	237,793
Royal Caribbean Cruises Ltd.*	10,239	357,443
Starbucks Corp.	53,561	4,091,525
Wynn Resorts Ltd.*	5,081	289,515
Yum! Brands, Inc.	13,280	1,507,413
		27,179,003
Household Durables 0.3%
D.R. Horton, Inc.	14,910	986,893
Garmin Ltd.	6,973	685,097
Lennar Corp. “A”	11,950	843,312
Mohawk Industries, Inc.*	2,393	296,947
The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Newell Brands, Inc.	17,024	324,137
NVR, Inc.*	146	584,604
PulteGroup, Inc.	11,325	448,810
Whirlpool Corp.	2,609	404,056
		4,573,856
Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc.*	408,489	43,385,617
eBay, Inc.	26,173	1,090,629
Etsy, Inc.*	5,806	425,057
		44,901,303
Leisure Products 0.0%
Hasbro, Inc.	6,205	508,065
Multiline Retail 0.5%
Dollar General Corp.	10,693	2,624,490
Dollar Tree, Inc.*	10,430	1,625,515
Target Corp.	21,590	3,049,156
		7,299,161
Specialty Retail 2.1%
Advance Auto Parts, Inc.	2,845	492,441
AutoZone, Inc.*	929	1,996,533
Bath & Body Works, Inc.	11,132	299,673
Best Buy Co., Inc.	9,454	616,306
CarMax, Inc.*	7,628	690,181
Home Depot, Inc.	48,251	13,233,802
Lowe’s Companies, Inc.	30,871	5,392,238
O’Reilly Automotive, Inc.*	3,075	1,942,662
Ross Stores, Inc.	16,368	1,149,525
TJX Companies, Inc.	54,878	3,064,936
Tractor Supply Co.	5,292	1,025,854
Ulta Beauty, Inc.*	2,449	944,041
		30,848,192
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. “B”	59,243	6,054,634
PVH Corp.	3,044	173,204
Ralph Lauren Corp.	2,266	203,147
Tapestry, Inc.	11,637	355,161
VF Corp.	15,257	673,902
		7,460,048
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)
Consumer Staples 6.9%
Beverages 1.9%
Brown-Forman Corp. “B”	8,326	584,152
Coca-Cola Co.	182,150	11,459,057
Constellation Brands, Inc. “A”	7,562	1,762,400
Keurig Dr Pepper, Inc.	34,529	1,221,981
Molson Coors Beverage Co. “B”	8,967	488,791
Monster Beverage Corp.*	17,714	1,642,088
PepsiCo, Inc.	64,529	10,754,403
		27,912,872
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	20,699	9,920,617
Kroger Co.	30,615	1,449,008
Sysco Corp.	23,773	2,013,811
Walgreens Boots Alliance, Inc.	33,739	1,278,708
Walmart, Inc.	65,519	7,965,800
		22,627,944
Food Products 1.1%
Archer-Daniels-Midland Co.	26,429	2,050,890
Campbell Soup Co.	9,146	439,465
Conagra Brands, Inc.	22,562	772,523
General Mills, Inc.	28,292	2,134,631
Hormel Foods Corp.	12,913	611,560
Kellogg Co.	11,773	839,886
Kraft Heinz Co.	33,349	1,271,931
Lamb Weston Holdings, Inc.	6,566	469,206
McCormick & Co., Inc.	11,543	960,955
Mondelez International, Inc. “A”	64,731	4,019,148
The Hershey Co.	6,746	1,451,469
The J.M. Smucker Co.	5,154	659,764
Tyson Foods, Inc. “A”	13,536	1,164,908
		16,846,336
Household Products 1.5%
Church & Dwight Co., Inc.	11,176	1,035,568
Clorox Co.	5,660	797,947
Colgate-Palmolive Co.	39,323	3,151,345
Kimberly-Clark Corp.	15,750	2,128,613
Procter & Gamble Co.	112,028	16,108,506
		23,221,979
The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Personal Products 0.2%
Estee Lauder Companies, Inc. “A”	10,817	2,754,765
Tobacco 0.7%
Altria Group, Inc.	84,526	3,530,651
Philip Morris International, Inc.	72,374	7,146,209
		10,676,860
Energy 4.3%
Energy Equipment & Services 0.3%
Baker Hughes Co.	43,641	1,259,916
Halliburton Co.	42,214	1,323,831
Schlumberger NV	65,727	2,350,397
		4,934,144
Oil, Gas & Consumable Fuels 4.0%
APA Corp.	15,754	549,815
Chevron Corp.	91,740	13,282,117
ConocoPhillips	60,353	5,420,303
Coterra Energy, Inc.	37,980	979,504
Devon Energy Corp.	28,633	1,577,965
Diamondback Energy, Inc.	7,770	941,336
EOG Resources, Inc.	27,271	3,011,809
Exxon Mobil Corp.	196,683	16,843,932
Hess Corp.	13,061	1,383,682
Kinder Morgan, Inc.	91,088	1,526,635
Marathon Oil Corp.	32,946	740,626
Marathon Petroleum Corp.	25,267	2,077,200
Occidental Petroleum Corp.	41,649	2,452,293
ONEOK, Inc.	20,693	1,148,462
Phillips 66	22,475	1,842,725
Pioneer Natural Resources Co.	10,508	2,344,125
Valero Energy Corp.	19,030	2,022,508
Williams Companies, Inc.	56,610	1,766,798
		59,911,835
Financials 10.7%
Banks 3.6%
Bank of America Corp.	330,729	10,295,594
Citigroup, Inc.	90,545	4,164,164
Citizens Financial Group, Inc.	22,801	813,768
Comerica, Inc.	6,158	451,874
Fifth Third Bancorp.	32,461	1,090,690
First Republic Bank	8,301	1,197,004
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)
Huntington Bancshares, Inc.	66,712	802,545
JPMorgan Chase & Co.	137,080	15,436,579
KeyCorp.	44,096	759,774
M&T Bank Corp.	8,386	1,336,644
PNC Financial Services Group, Inc.	19,328	3,049,379
Regions Financial Corp.	43,508	815,775
Signature Bank	3,000	537,630
SVB Financial Group*	2,746	1,084,642
Truist Financial Corp.	62,190	2,949,672
U.S. Bancorp.	63,085	2,903,172
Wells Fargo & Co.	176,872	6,928,076
Zions Bancorp. NA	7,173	365,106
		54,982,088
Capital Markets 2.9%
Ameriprise Financial, Inc.	5,154	1,225,003
Bank of New York Mellon Corp.	34,564	1,441,664
BlackRock, Inc.	6,653	4,051,943
Cboe Global Markets, Inc.	4,864	550,556
Charles Schwab Corp.	70,565	4,458,297
CME Group, Inc.	16,781	3,435,071
FactSet Research Systems, Inc.	1,743	670,305
Franklin Resources, Inc.	13,576	316,457
Intercontinental Exchange, Inc.	26,109	2,455,290
Invesco Ltd.	15,174	244,757
MarketAxess Holdings, Inc.	1,729	442,641
Moody’s Corp.	7,496	2,038,687
Morgan Stanley	65,299	4,966,642
MSCI, Inc.	3,800	1,566,170
Nasdaq, Inc.	5,360	817,614
Northern Trust Corp.	9,629	929,006
Raymond James Financial, Inc.	9,118	815,240
S&P Global, Inc.	16,229	5,470,147
State Street Corp.	17,085	1,053,290
T. Rowe Price Group, Inc.	10,703	1,215,968
The Goldman Sachs Group, Inc.	16,032	4,761,825
		42,926,573
Consumer Finance 0.5%
American Express Co.	28,480	3,947,897
Capital One Financial Corp.	18,320	1,908,761
Discover Financial Services	13,112	1,240,133
Synchrony Financial	23,153	639,486
		7,736,277
The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. “B” *	84,435	23,052,444
Insurance 2.2%
Aflac, Inc.	27,511	1,522,184
Allstate Corp.	12,810	1,623,411
American International Group, Inc.	36,784	1,880,766
Aon PLC “A”	9,926	2,676,844
Arthur J. Gallagher & Co.	9,761	1,591,433
Assurant, Inc.	2,585	446,817
Brown & Brown, Inc.	10,716	625,171
Chubb Ltd.	19,754	3,883,241
Cincinnati Financial Corp.	6,961	828,220
Everest Re Group Ltd.	1,875	525,525
Globe Life, Inc.	4,388	427,698
Hartford Financial Services Group, Inc.	15,476	1,012,595
Lincoln National Corp.	7,835	366,443
Loews Corp.	8,836	523,621
Marsh & McLennan Companies, Inc.	23,476	3,644,649
MetLife, Inc.	32,033	2,011,352
Principal Financial Group, Inc.	10,829	723,269
Progressive Corp.	27,400	3,185,798
Prudential Financial, Inc.	17,351	1,660,144
Travelers Companies, Inc.	11,166	1,888,506
W.R. Berkley Corp.	9,972	680,689
Willis Towers Watson PLC	5,213	1,028,994
		32,757,370
Health Care 14.9%
Biotechnology 2.2%
AbbVie, Inc.	82,510	12,637,232
Amgen, Inc.	24,952	6,070,822
Biogen, Inc.*	6,892	1,405,554
Gilead Sciences, Inc.	58,601	3,622,128
Incyte Corp.*	8,617	654,634
Moderna, Inc.*	16,158	2,308,170
Regeneron Pharmaceuticals, Inc.*	5,019	2,966,881
Vertex Pharmaceuticals, Inc.*	11,984	3,376,971
		33,042,392
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	81,885	8,896,805
ABIOMED, Inc.*	2,069	512,098
Align Technology, Inc.*	3,396	803,731
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)
Baxter International, Inc.	23,430	1,504,909
Becton, Dickinson & Co.	13,312	3,281,807
Boston Scientific Corp.*	66,514	2,478,977
DENTSPLY SIRONA, Inc.	9,929	354,763
DexCom, Inc.*	18,381	1,369,936
Edwards Lifesciences Corp.*	29,159	2,772,729
Hologic, Inc.*	11,547	800,207
IDEXX Laboratories, Inc.*	3,946	1,383,981
Intuitive Surgical, Inc.*	16,723	3,356,473
Medtronic PLC	62,745	5,631,364
ResMed, Inc.	6,841	1,434,079
STERIS PLC	4,628	954,062
Stryker Corp.	15,691	3,121,411
Teleflex, Inc.	2,143	526,857
The Cooper Companies, Inc.	2,267	709,843
Zimmer Biomet Holdings, Inc.	9,667	1,015,615
		40,909,647
Health Care Providers & Services 3.4%
AmerisourceBergen Corp.	6,964	985,267
Cardinal Health, Inc.	12,739	665,868
Centene Corp.*	27,427	2,320,598
Cigna Corp.	14,814	3,903,785
CVS Health Corp.	61,243	5,674,776
DaVita, Inc.*	2,868	229,325
Elevance Health, Inc.	11,263	5,435,299
HCA Healthcare, Inc.	10,641	1,788,326
Henry Schein, Inc.*	6,582	505,103
Humana, Inc.	5,912	2,767,230
Laboratory Corp. of America Holdings	4,304	1,008,685
McKesson Corp.	6,784	2,213,009
Molina Healthcare, Inc.*	2,689	751,871
Quest Diagnostics, Inc.	5,497	730,991
UnitedHealth Group, Inc.	43,816	22,505,212
Universal Health Services, Inc. “B”	3,174	319,654
		51,804,999
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	14,115	1,676,439
Bio-Rad Laboratories, Inc. “A” *	984	487,080
Bio-Techne Corp.	1,801	624,299
Charles River Laboratories International, Inc.*	2,417	517,165
Danaher Corp.	30,272	7,674,557
Illumina, Inc.*	7,300	1,345,828
The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
IQVIA Holdings, Inc.*	8,799	1,909,295
Mettler-Toledo International, Inc.*	1,058	1,215,399
PerkinElmer, Inc.	5,964	848,200
Thermo Fisher Scientific, Inc.	18,304	9,944,197
Waters Corp.*	2,801	927,075
West Pharmaceutical Services, Inc.	3,429	1,036,827
		28,206,361
Pharmaceuticals 4.7%
Bristol-Myers Squibb Co.	99,458	7,658,266
Catalent, Inc.*	8,310	891,580
Eli Lilly & Co.	36,825	11,939,770
Johnson & Johnson	122,869	21,810,476
Merck & Co., Inc.	118,082	10,765,536
Organon & Co.	12,147	409,961
Pfizer, Inc.	261,970	13,735,087
Viatris, Inc.	55,400	580,038
Zoetis, Inc.	22,012	3,783,643
		71,574,357
Industrials 7.7%
Aerospace & Defense 1.7%
Boeing Co.*	25,961	3,549,388
General Dynamics Corp.	10,726	2,373,127
Howmet Aerospace, Inc.	17,491	550,092
Huntington Ingalls Industries, Inc.	1,923	418,868
L3Harris Technologies, Inc.	9,011	2,177,958
Lockheed Martin Corp.	11,052	4,751,918
Northrop Grumman Corp.	6,819	3,263,369
Raytheon Technologies Corp.	69,329	6,663,210
Textron, Inc.	10,112	617,540
TransDigm Group, Inc.*	2,419	1,298,205
		25,663,675
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	5,933	601,428
Expeditors International of Washington, Inc.	7,824	762,527
FedEx Corp.	11,120	2,521,015
United Parcel Service, Inc. “B”	34,319	6,264,591
		10,149,561
Airlines 0.2%
Alaska Air Group, Inc.*	5,698	228,205
American Airlines Group, Inc.*	31,257	396,339
Delta Air Lines, Inc.*	29,834	864,291
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

	Shares	Value ($)
Southwest Airlines Co.*	27,617	997,526
United Airlines Holdings, Inc.*	15,507	549,258
		3,035,619
Building Products 0.4%
A.O. Smith Corp.	5,909	323,104
Allegion PLC	4,085	399,921
Carrier Global Corp.	39,889	1,422,442
Fortune Brands Home & Security, Inc.	6,135	367,364
Johnson Controls International PLC	32,328	1,547,865
Masco Corp.	10,947	553,918
Trane Technologies PLC	10,865	1,411,037
		6,025,651
Commercial Services & Supplies 0.5%
Cintas Corp.	4,050	1,512,796
Copart, Inc.*	9,909	1,076,712
Republic Services, Inc.	9,703	1,269,832
Rollins, Inc.	10,178	355,416
Waste Management, Inc.	17,877	2,734,823
		6,949,579
Construction & Engineering 0.0%
Quanta Services, Inc.	6,769	848,426
Electrical Equipment 0.5%
AMETEK, Inc.	10,860	1,193,406
Eaton Corp. PLC	18,739	2,360,927
Emerson Electric Co.	27,621	2,196,974
Generac Holdings, Inc.*	2,990	629,634
Rockwell Automation, Inc.	5,413	1,078,865
		7,459,806
Industrial Conglomerates 0.8%
3M Co.	26,585	3,440,365
General Electric Co.	51,351	3,269,518
Honeywell International, Inc.	31,790	5,525,420
		12,235,303
Machinery 1.5%
Caterpillar, Inc.	24,899	4,450,945
Cummins, Inc.	6,617	1,280,588
Deere & Co.	13,033	3,902,993
Dover Corp.	6,838	829,586
Fortive Corp.	16,601	902,762
IDEX Corp.	3,520	639,338
The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Illinois Tool Works, Inc.	13,265	2,417,546
Ingersoll Rand, Inc.	18,953	797,542
Nordson Corp.	2,484	502,861
Otis Worldwide Corp.	19,722	1,393,754
PACCAR, Inc.	16,096	1,325,345
Parker-Hannifin Corp.	5,982	1,471,871
Pentair PLC	7,446	340,803
Snap-on, Inc.	2,527	497,895
Stanley Black & Decker, Inc.	7,056	739,892
Westinghouse Air Brake Technologies Corp.	8,585	704,657
Xylem, Inc.	8,298	648,738
		22,847,116
Professional Services 0.3%
Equifax, Inc.	5,689	1,039,835
Jacobs Engineering Group, Inc.	5,947	756,042
Leidos Holdings, Inc.	6,429	647,465
Nielsen Holdings PLC	16,905	392,534
Robert Half International, Inc.	5,183	388,155
Verisk Analytics, Inc.	7,413	1,283,116
		4,507,147
Road & Rail 0.9%
CSX Corp.	101,436	2,947,730
J.B. Hunt Transport Services, Inc.	3,990	628,305
Norfolk Southern Corp.	11,118	2,527,010
Old Dominion Freight Line, Inc.	4,306	1,103,542
Union Pacific Corp.	29,298	6,248,678
		13,455,265
Trading Companies & Distributors 0.2%
Fastenal Co.	26,695	1,332,614
United Rentals, Inc.*	3,348	813,263
W.W. Grainger, Inc.	1,995	906,588
		3,052,465
Information Technology 26.4%
Communications Equipment 0.8%
Arista Networks, Inc.*	10,446	979,208
Cisco Systems, Inc.	194,033	8,273,567
F5, Inc.*	2,761	422,544
Juniper Networks, Inc.	14,716	419,406
Motorola Solutions, Inc.	7,852	1,645,779
		11,740,504
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. “A”	27,941	1,798,841
CDW Corp.	6,269	987,744
Corning, Inc.	35,531	1,119,582
Keysight Technologies, Inc.*	8,473	1,168,003
TE Connectivity Ltd.	15,033	1,700,984
Teledyne Technologies, Inc.*	2,225	834,620
Trimble, Inc.*	11,536	671,741
Zebra Technologies Corp. “A” *	2,462	723,705
		9,005,220
IT Services 4.3%
Accenture PLC “A”	29,580	8,212,887
Akamai Technologies, Inc.*	7,462	681,505
Automatic Data Processing, Inc.	19,520	4,099,981
Broadridge Financial Solutions, Inc.	5,504	784,595
Cognizant Technology Solutions Corp. “A”	24,524	1,655,125
DXC Technology Co.*	11,307	342,715
EPAM Systems, Inc.*	2,618	771,734
Fidelity National Information Services, Inc.	28,439	2,607,003
Fiserv, Inc.*	27,193	2,419,361
FleetCor Technologies, Inc.*	3,631	762,909
Gartner, Inc.*	3,769	911,457
Global Payments, Inc.	13,089	1,448,167
International Business Machines Corp.	42,089	5,942,546
Jack Henry & Associates, Inc.	3,446	620,349
Mastercard, Inc. “A”	40,098	12,650,117
Paychex, Inc.	14,962	1,703,723
PayPal Holdings, Inc.*	54,075	3,776,598
VeriSign, Inc.*	4,416	738,929
Visa, Inc. “A”	76,840	15,129,028
		65,258,729
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc.*	75,667	5,786,255
Analog Devices, Inc.	24,452	3,572,193
Applied Materials, Inc.	41,235	3,751,560
Broadcom, Inc.	19,058	9,258,567
Enphase Energy, Inc.*	6,255	1,221,226
Intel Corp.	191,059	7,147,517
KLA Corp.	6,970	2,223,988
Lam Research Corp.	6,476	2,759,747
Microchip Technology, Inc.	26,179	1,520,476
Micron Technology, Inc.	52,106	2,880,420
The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Monolithic Power Systems, Inc.	2,058	790,354
NVIDIA Corp.	116,906	17,721,781
NXP Semiconductors NV	12,258	1,814,552
ON Semiconductor Corp.*	20,273	1,019,935
Qorvo, Inc.*	4,957	467,544
QUALCOMM, Inc.	52,282	6,678,503
Skyworks Solutions, Inc.	7,578	702,026
SolarEdge Technologies, Inc.*	2,589	708,558
Teradyne, Inc.	7,494	671,088
Texas Instruments, Inc.	43,056	6,615,554
		77,311,844
Software 8.8%
Adobe, Inc.*	22,071	8,079,310
ANSYS, Inc.*	4,079	976,064
Autodesk, Inc.*	10,174	1,749,521
Cadence Design Systems, Inc.*	12,920	1,938,388
Ceridian HCM Holding, Inc.*	6,475	304,843
Citrix Systems, Inc.	5,694	553,286
Fortinet, Inc.*	31,145	1,762,184
Intuit, Inc.	13,213	5,092,819
Microsoft Corp.	349,201	89,685,293
NortonLifeLock, Inc.	26,655	585,344
Oracle Corp.	73,513	5,136,353
Paycom Software, Inc.*	2,203	617,104
PTC, Inc.*	4,801	510,538
Roper Technologies, Inc.	4,940	1,949,571
Salesforce, Inc.*	46,406	7,658,846
ServiceNow, Inc.*	9,363	4,452,294
Synopsys, Inc.*	7,158	2,173,885
Tyler Technologies, Inc.*	1,974	656,315
		133,881,958
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	717,768	98,133,241
Hewlett Packard Enterprise Co.	61,352	813,527
HP, Inc.	49,088	1,609,105
NetApp, Inc.	10,533	687,173
Seagate Technology Holdings PLC	9,226	659,105
Western Digital Corp.*	14,791	663,081
		102,565,232
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

	Shares	Value ($)
Materials 2.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	10,336	2,485,601
Albemarle Corp.	5,489	1,147,091
Celanese Corp.	5,142	604,751
CF Industries Holdings, Inc.	9,898	848,556
Corteva, Inc.	33,679	1,823,381
Dow, Inc.	33,740	1,741,321
DuPont de Nemours, Inc.	23,970	1,332,253
Eastman Chemical Co.	6,153	552,355
Ecolab, Inc.	11,642	1,790,074
FMC Corp.	5,962	637,994
International Flavors & Fragrances, Inc.	12,003	1,429,797
Linde PLC*	23,448	6,742,003
LyondellBasell Industries NV “A”	12,188	1,065,962
PPG Industries, Inc.	11,006	1,258,426
Sherwin-Williams Co.	11,154	2,497,492
The Mosaic Co.	16,785	792,756
		26,749,813
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,890	864,804
Vulcan Materials Co.	6,155	874,625
		1,739,429
Containers & Packaging 0.3%
Amcor PLC	70,217	872,797
Avery Dennison Corp.	3,813	617,210
Ball Corp.	14,968	1,029,350
International Paper Co.	17,209	719,853
Packaging Corp. of America	4,464	613,800
Sealed Air Corp.	7,068	407,965
Westrock Co.	11,787	469,594
		4,730,569
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	67,652	1,979,497
Newmont Corp.	37,073	2,212,146
Nucor Corp.	12,421	1,296,877
		5,488,520
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	7,028	1,019,271
The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
American Tower Corp.	21,691	5,544,003
AvalonBay Communities, Inc.	6,554	1,273,114
Boston Properties, Inc.	6,520	580,150
Camden Property Trust	4,900	658,952
Crown Castle International Corp.	20,201	3,401,444
Digital Realty Trust, Inc.	13,194	1,712,977
Duke Realty Corp.	17,691	972,120
Equinix, Inc.	4,245	2,789,050
Equity Residential	15,944	1,151,476
Essex Property Trust, Inc.	3,007	786,361
Extra Space Storage, Inc.	6,245	1,062,399
Federal Realty OP LP	3,378	323,410
Healthpeak Properties, Inc.	24,769	641,765
Host Hotels & Resorts, Inc.	32,660	512,109
Iron Mountain, Inc.	13,268	646,019
Kimco Realty Corp.	29,568	584,559
Mid-America Apartment Communities, Inc.	5,450	951,952
Prologis, Inc.	34,597	4,070,337
Public Storage	7,123	2,227,148
Realty Income Corp.	28,313	1,932,645
Regency Centers Corp.	7,439	441,207
SBA Communications Corp.	5,055	1,617,853
Simon Property Group, Inc.	15,313	1,453,510
UDR, Inc.	13,695	630,518
Ventas, Inc.	18,624	957,832
VICI Properties, Inc.	45,223	1,347,193
Vornado Realty Trust	7,444	212,824
Welltower, Inc.	21,252	1,750,102
Weyerhaeuser Co.	35,103	1,162,611
		42,414,911
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A” *	15,301	1,126,307
Utilities 3.0%
Electric Utilities 1.9%
Alliant Energy Corp.	11,479	672,784
American Electric Power Co., Inc.	24,126	2,314,648
Constellation Energy Corp.	15,448	884,552
Duke Energy Corp.	35,970	3,856,344
Edison International	17,757	1,122,953
Entergy Corp.	9,394	1,058,140
Evergy, Inc.	10,736	700,524
Eversource Energy	16,175	1,366,302
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	39

	Shares	Value ($)
Exelon Corp.	45,839	2,077,423
FirstEnergy Corp.	26,379	1,012,690
NextEra Energy, Inc.	91,725	7,105,019
NRG Energy, Inc.	11,145	425,405
Pinnacle West Capital Corp.	5,424	396,603
PPL Corp.	34,018	922,908
Southern Co.	49,544	3,532,983
Xcel Energy, Inc.	25,474	1,802,540
		29,251,818
Gas Utilities 0.0%
Atmos Energy Corp.	6,441	722,036
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	30,518	641,183
Multi-Utilities 1.0%
Ameren Corp.	12,083	1,091,820
CenterPoint Energy, Inc.	29,048	859,240
CMS Energy Corp.	13,755	928,462
Consolidated Edison, Inc.	16,431	1,562,588
Dominion Energy, Inc.	37,846	3,020,489
DTE Energy Co.	9,005	1,141,384
NiSource, Inc.	19,408	572,342
Public Service Enterprise Group, Inc.	23,493	1,486,637
Sempra Energy	14,714	2,211,073
WEC Energy Group, Inc.	14,865	1,496,014
		14,370,049
Water Utilities 0.1%
American Water Works Co., Inc.	8,506	1,265,438
Total Common Stocks (Cost $430,475,541)		1,489,499,518

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.2%
U.S. Treasury Obligations
U.S. Treasury Bills, 1.82% (b), 11/25/2022 (c) (Cost $2,640,232)	2,660,000	2,637,951

	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 1.28% (d) (e) (Cost $1,054,461)	1,054,461	1,054,461
The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 1.36% (d) (Cost $19,316,513)	19,316,513	19,316,513

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $453,486,747)	100.0	1,512,508,443
Other Assets and Liabilities, Net	(0.0)	(201,944)
Net Assets	100.0	1,512,306,499
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 12/31/2021	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 1.28% (d) (e)
12,413,546	—	11,359,085 (f)	—	—	5,285	—	1,054,461	1,054,461
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 1.36% (d)
25,082,012	110,352,019	116,117,518	—	—	30,026	—	19,316,513	19,316,513
37,495,558	110,352,019	127,476,603	—	—	35,311	—	20,370,974	20,370,974

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at June 30, 2022 amounted to $907,874, which is 0.1% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At June 30, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2022.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	41

At June 30, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/16/2022	120	22,512,522	22,737,000	224,478
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,489,499,518	$ —	$—	$1,489,499,518
Government & Agency Obligations	—	2,637,951	—	2,637,951
Short-Term Investments (a)	20,370,974	—	—	20,370,974
Derivatives (b)
Futures Contracts	224,478	—	—	224,478
Total	$1,510,094,970	$2,637,951	$—	$1,512,732,921

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

42	|	Deutsche DWS Equity 500 Index Portfolio

Statement of Assets and Liabilities
as of June 30, 2022 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $433,115,773) — including $907,874 of securities loaned	$ 1,492,137,469
Investment in DWS Government & Agency Securities Portfolio (cost $1,054,461)*	1,054,461
Investment in DWS Central Cash Management Government Fund (cost $19,316,513)	19,316,513
Receivable for investments sold	2,660,000
Dividends receivable	1,165,432
Interest receivable	13,077
Other assets	14,585
Total assets	1,516,361,537
Liabilities
Cash overdraft	2,630,299
Payable upon return of securities loaned	1,054,461
Payable for variation margin on futures contracts	190,480
Accrued management fee	64,351
Accrued Trustees' fees	4,936
Other accrued expenses and payables	110,511
Total liabilities	4,055,038
Net assets, at value	$1,512,306,499
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	43

Statement of Operations
for the six months ended June 30, 2022 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $63,394)	$ 13,391,513
Interest	3,229
Income distributions — DWS Central Cash Management Government Fund	30,026
Securities lending income, net of borrower rebates	5,285
Total income	13,430,053
Expenses:
Management fee	438,727
Administration fee	263,236
Custodian fee	13,896
Professional fees	47,515
Reports to shareholders	11,883
Trustees' fees and expenses	47,024
Other	38,010
Total expenses	860,291
Net investment income	12,569,762
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	67,814,700
Futures	(4,406,767)
63,407,933
Change in net unrealized appreciation (depreciation) on:
Investments	(466,961,904)
Futures	(515,629)
(467,477,533)
Net gain (loss)	(404,069,600)
Net increase (decrease) in net assets resulting from operations	$ (391,499,838)
The accompanying notes are an integral part of the financial statements.

44	|	Deutsche DWS Equity 500 Index Portfolio

Statements of Changes in Net Assets
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended June 30, 2022	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 12,569,762	$ 24,489,328
Net realized gain (loss)	63,407,933	139,972,064
Change in net unrealized appreciation (depreciation)	(467,477,533)	303,074,792
Net increase (decrease) in net assets resulting from operations	(391,499,838)	467,536,184
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	20,573,937	34,499,150
Value of capital withdrawn	(124,360,968)	(224,576,589)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(103,787,031)	(190,077,439)
Increase (decrease) in net assets	(495,286,869)	277,458,745
Net assets at beginning of period	2,007,593,368	1,730,134,623
Net assets at end of period	$1,512,306,499	$2,007,593,368

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	45

Financial Highlights
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,512	2,008	1,730	1,693	1,457	1,788
Ratio of expenses (%)	.10*	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.43*	1.31	1.76	1.93	1.90	1.93
Portfolio turnover rate (%)	1**	2	4	3	3	6
Total investment return (%)[a]	(19.99)**	28.53	18.15	31.34	(4.09)[b]	21.62

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
[b]	Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. Excluding this reimbursement, total return would have been .30% lower.
*	Annualized
**	Not annualized
The accompanying notes are an integral part of the financial statements.

46	|	Deutsche DWS Equity 500 Index Portfolio

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a diversified open-end management investment company organized as a New York trust.
The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2022, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 69% and 31%, respectively, of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked

Deutsche DWS Equity 500 Index Portfolio	|	47

quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Portfolio’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash and/or U.S. Treasury Securities

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having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2022, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of June 30, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2022, the Portfolio had securities on loan which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.
Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At June 30, 2022, the aggregate cost of investments for federal income tax purposes was $482,670,440. The net unrealized appreciation for all investments based on tax cost was $1,029,838,003. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,088,754,130 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $58,916,127.

Deutsche DWS Equity 500 Index Portfolio	|	49

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2022, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

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Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2022, is included in a table following the Portfolio’s Investment Portfolio. For the six months ended June 30, 2022, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $22,737,000 to $33,301,000.
The following table summarizes the value of the Portfolio’s derivative instruments held as of June 30, 2022, presented by primary underlying risk exposure:
Assets Derivative	Futures Contracts
Equity Contracts (a)	$ 224,478
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2022 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ (4,406,767)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (515,629)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts

Deutsche DWS Equity 500 Index Portfolio	|	51

C.
Purchases and Sales of Securities
During the six months ended June 30, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $9,548,917 and $99,756,799, respectively.
D.
Related Parties
DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), serves as the investment manager to the Portfolio.
Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI” ) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.
The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee” ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2022, the Administration Fee was $263,236, of which $38,610 is unpaid.
Other Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2022, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,320, of which $180 is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund

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maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio’s assets invested in DWS ESG Liquidity Fund.
E.
Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2022.
F.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Funds' accounting and financial reporting.

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Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2022, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

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Advisory Agreement Board Considerations and Fee Evaluation
DWS Equity 500 Index Fund (the “Fund” ), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the sub-advisory agreement (the “Sub-Advisory Agreement” ) between DIMA and Northern Trust Investments, Inc. (“NTI” ), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements” ) in September 2021. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement,

DWS Equity 500 Index Fund	|	55

administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing

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poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Institutional Class shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.097% fees paid to DIMA under the respective administrative services agreements, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.

DWS Equity 500 Index Fund	|	57

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to

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DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Equity 500 Index Fund	|	59

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Class S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

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Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class S	Institutional Class
Nasdaq Symbol	BTIEX	BTIIX
CUSIP Number	25159R 205	25159R 106
Fund Number	815	565

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	BTIRX
CUSIP Number	25159R 866
Fund Number	1615

DWS Equity 500 Index Fund	|	61

Notes

Notes

DE500-3
(R-028288-11 8/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Fund, a series of Deutsche DWS Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/29/2022